LEASE (Schedule of allocation of rental expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allocation of rental expense
Total operating lease expenses	$ 1,355	$ 2,059
Short-term lease expenses		679
Total lease expenses	1,355	2,738
Cost of revenues
Allocation of rental expense
Total operating lease expenses	180	286
General and administrative expenses
Allocation of rental expense
Total operating lease expenses	717	727
Selling and marketing expenses
Allocation of rental expense
Total operating lease expenses	$ 458	$ 1,046